Auditor's remuneration (Details) - AUD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Auditor's remuneration
Audit fees	$ 33,616	$ 32,962
Audit-related fees	1,677	4,511
Total audit and audit-related fees	35,293	37,473
Tax fees	35	57
Total audit and non-audit fees	35,328	37,530
PwC Australia
Auditor's remuneration
Audit fees	29,306	27,667
Audit-related fees	1,456	4,404
Tax fees	35	57
Overseas PwC network firms
Auditor's remuneration
Audit fees	4,310	5,295
Audit-related fees	221	107
Non-consolidated entities
Auditor's remuneration
Fees received by auditor from various entities related to Westpac	9,600	6,100
Parent Entity
Auditor's remuneration
Audit fees	29,684	28,372
Audit-related fees	1,456	4,404
Total audit and audit-related fees	31,140	32,776
Tax fees	35	57
Total audit and non-audit fees	31,175	32,833
Parent Entity | PwC Australia
Auditor's remuneration
Audit fees	29,148	27,667
Audit-related fees	1,456	4,404
Tax fees	35	57
Parent Entity | Overseas PwC network firms
Auditor's remuneration
Audit fees	$ 536	$ 705